UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-00215

Fidelity Hastings Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2023

Item 1.

Reports to Stockholders

Fidelity® Series Emerging Markets Debt Fund
Fidelity® Series Emerging Markets Debt Local Currency Fund

Annual Report
December 31, 2023

Contents

Fidelity® Series Emerging Markets Debt Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Series Emerging Markets Debt Local Currency Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Fidelity® Series Emerging Markets Debt Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended December 31, 2023	Past 1 year	Past 5 years	Past 10 years
Fidelity® Series Emerging Markets Debt Fund	12.47%	2.05%	3.40%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Series Emerging Markets Debt Fund on December 31, 2013.

The chart shows how the value of your investment would have changed, and also shows how the J.P. Morgan Emerging Markets Bond Index Global Diversified Index performed over the same period.

Fidelity® Series Emerging Markets Debt Fund
Management's Discussion of Fund Performance
Market Recap:
Emerging-markets debt gained 11.09% in 2023, according to the J.P. Morgan Emerging Markets Bond Index Global Diversified Index. After returning -17.78% in 2022, the index's sharp reversal was driven by global disinflationary trends and expectations that the U.S. Federal Reserve and other central banks around the world would slow or reverse their hiking of interest rates. Notably, the J.P. Morgan index rose 10.66% in the final two months of 2023, capping the year with a powerful rally amid falling U.S. Treasury yields. In December, the Fed projected a shift to monetary easing in 2024. This news, along with resilient late-cycle expansion of the U.S. economy, provided a favorable backdrop for higher-risk assets and spurred global stock and bond markets. A drop in commodity prices in 2023, including a decline in oil and energy prices, led to reduced inflationary pressure in emerging markets. As inflation fell below or closer to target rates, some emerging-markets' central banks began to cut interest rates. Against this backdrop, the higher-yield component of the index outpaced the investment-grade portion for the year. Among the index's country constituents, El Salvador (+117%), Pakistan (+100%) and Sri Lanka (+71%) stood out. Each is a small, distressed index component that was driven by idiosyncratic catalysts. In sharp contrast, Bolivia (-34%) faced the negative impact of dwindling gold reserves, while Ecuador (-18%) was rattled by political risk.
Comments from Co-Managers Timothy Gill and Nader Nazmi:
In 2023, the fund advanced 12.47%, outperforming the J.P. Morgan index. Security selection this year contributed most to fund's performance relative to the benchmark, with market selection also proving helpful. Specifically, leading the way was the fund's exposure to Venezuela , a country that has not been part of the J.P. Morgan index since its removal in late 2019. In October, the U.S. lifted its trading ban on the secondary market for some of the country's bonds. Investors await a decision from J.P. Morgan's index committee on whether Venezuela bonds will be readmitted as a  constituent. The fund's holdings in Venezuela securities were up 126% the past 12 months. Security selection and an overweight in Ukraine also helped our relative result, given its outperformance of the benchmark in 2023. A position in bonds issued by Naftogaz, a large, state-owned oil and gas company in Ukraine, was particularly beneficial, as bondholders approved restructuring proposals in July, ending several months of default. On the negative side, a non-benchmark stake in U.S. Treasuries detracted from performance versus the benchmark. The fund's position returned 3% in 2023, underperforming the benchmark. An underweight in El Salvador also weighed on relative performance, given the robust performance of this market in 2023.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Series Emerging Markets Debt Fund
Investment Summary December 31, 2023 (Unaudited)
Top Bond Issuers (% of Fund's net assets)
(with maturities greater than one year)
U.S. Treasury Obligations	5.3
Petroleos Mexicanos	3.8
Dominican Republic	3.4
Turkish Republic	3.1
Colombian Republic	2.8
Indonesian Republic	2.6
Sultanate of Oman	2.5
State of Qatar	2.3
Arab Republic of Egypt	2.1
Republic of Nigeria	2.1
30.0

Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Futures - 0.3%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Forward foreign currency contracts and other assets and liabilities are included within United States of America, as applicable.

Fidelity® Series Emerging Markets Debt Fund
Schedule of Investments December 31, 2023
Showing Percentage of Net Assets
Nonconvertible Bonds - 32.3%
	Principal Amount (a)	Value ($)
Azerbaijan - 0.9%
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)	9,951,000	10,090,936
State Oil Co. of Azerbaijan Republic 6.95% 3/18/30 (Reg. S)	2,010,000	2,111,128
TOTAL AZERBAIJAN		12,202,064
Bahrain - 0.7%
The Oil and Gas Holding Co.:
7.5% 10/25/27 (b)	6,889,000	7,250,673
8.375% 11/7/28 (b)	1,065,000	1,165,509
TOTAL BAHRAIN		8,416,182
Brazil - 2.2%
Adecoagro SA 6% 9/21/27 (b)	3,125,000	3,009,625
Aegea Finance SARL 9% 1/20/31 (b)	1,045,000	1,111,462
Azul Secured Finance LLP:
11.5% 5/28/29 (b)	3,722,238	3,166,806
11.93% 8/28/28 (b)	1,710,000	1,765,575
Braskem Netherlands BV:
5.875% 1/31/50 (b)	920,000	637,445
7.25% 2/13/33 (b)	1,470,000	1,223,775
CSN Islands XI Corp. 6.75% 1/28/28 (b)	1,250,000	1,210,950
CSN Resources SA:
5.875% 4/8/32 (b)	2,115,000	1,824,843
8.875% 12/5/30 (b)	955,000	991,195
Embraer Netherlands Finance BV:
5.4% 2/1/27	660,000	651,961
6.95% 1/17/28 (b)	1,620,000	1,663,643
7% 7/28/30 (b)	2,190,000	2,288,309
MARB BondCo PLC 3.95% 1/29/31 (b)	1,295,000	1,045,842
MC Brazil Downstream Trading SARL 7.25% 6/30/31 (b)	3,635,426	2,817,455
NBM U.S. Holdings, Inc. 6.625% 8/6/29 (b)	2,270,000	2,194,886
Nexa Resources SA 6.5% 1/18/28 (b)	1,580,000	1,580,316
Samarco Mineracao SA 9.0494% 6/30/31 pay-in-kind (b)(c)	710,000	592,673
TOTAL BRAZIL		27,776,761
Burkina Faso - 0.2%
Endeavour Mining PLC 5% 10/14/26 (b)	3,310,000	3,044,166
Cambodia - 0.2%
NagaCorp Ltd. 7.95% 7/6/24 (Reg. S)	3,200,000	3,093,888
Chile - 1.7%
Antofagasta PLC:
2.375% 10/14/30 (b)	3,865,000	3,158,430
5.625% 5/13/32 (b)	1,390,000	1,380,444
Chile Electricity LUX MPC SARL 6.01% 1/20/33 (b)	1,040,000	1,069,250
Corporacion Nacional del Cobre de Chile (Codelco):
3% 9/30/29 (b)	2,000,000	1,778,750
3.15% 1/14/30 (b)	1,645,000	1,465,078
3.15% 1/15/51 (b)	1,865,000	1,215,747
3.7% 1/30/50 (b)	3,765,000	2,707,270
4.5% 8/1/47 (b)	1,970,000	1,611,460
5.125% 2/2/33 (b)	1,575,000	1,520,348
5.95% 1/8/34 (b)	955,000	965,983
Empresa Nacional de Petroleo 6.15% 5/10/33 (b)	585,000	585,357
Sable International Finance Ltd. 5.75% 9/7/27 (b)	2,287,000	2,164,760
VTR Comunicaciones SpA:
4.375% 4/15/29 (b)	933,000	442,009
5.125% 1/15/28 (b)	3,749,000	1,781,947
TOTAL CHILE		21,846,833
China - 1.6%
ENN Clean Energy International Investment Ltd. 3.375% 5/12/26 (b)	3,775,000	3,528,757
ENN Energy Holdings Ltd. 4.625% 5/17/27 (b)	3,430,000	3,379,408
Lenovo Group Ltd. 3.421% 11/2/30 (b)	2,915,000	2,568,873
Meituan:
2.125% 10/28/25 (b)	4,740,000	4,464,369
3.05% 10/28/30 (b)	1,995,000	1,681,346
Prosus NV:
3.061% 7/13/31 (b)	815,000	655,056
3.832% 2/8/51 (b)	1,590,000	999,713
4.027% 8/3/50 (b)	650,000	423,719
4.193% 1/19/32 (b)	3,505,000	3,009,919
TOTAL CHINA		20,711,160
Colombia - 1.5%
Ecopetrol SA 8.875% 1/13/33	2,900,000	3,143,781
Empresas Publicas de Medellin 4.375% 2/15/31 (b)	1,910,000	1,557,432
EnfraGen Energia Sur SA 5.375% 12/30/30 (b)	5,545,000	4,267,987
Gcm Mining Corp. 6.875% 8/9/26 (b)	3,895,000	3,378,913
GeoPark Ltd. 5.5% 1/17/27 (b)	2,685,000	2,365,190
Oleoducto Central SA 4% 7/14/27 (b)	2,483,000	2,296,502
Termocandelaria Power Ltd. 7.875% 1/30/29 (b)	3,041,875	2,963,927
TOTAL COLOMBIA		19,973,732
Costa Rica - 0.2%
Liberty Costa Rica SR SF 10.875% 1/15/31 (b)	2,280,000	2,338,072
Czech Republic - 0.1%
Energo-Pro A/S 11% 11/2/28 (b)	1,700,000	1,751,000
Georgia - 0.3%
JSC Georgian Railway 4% 6/17/28 (b)	3,580,000	3,279,056
Ghana - 1.1%
Kosmos Energy Ltd. 7.125% 4/4/26 (b)	9,060,000	8,623,988
Tullow Oil PLC:
7% 3/1/25 (b)	1,060,000	979,838
10.25% 5/15/26 (b)	5,670,000	5,035,669
TOTAL GHANA		14,639,495
Guatemala - 0.6%
CT Trust 5.125% 2/3/32 (b)	3,975,000	3,452,009
Investment Energy Resources Ltd. 6.25% 4/26/29 (b)	2,970,000	2,783,840
Millicom International Cellular SA 4.5% 4/27/31 (b)	2,050,000	1,701,357
TOTAL GUATEMALA		7,937,206
Hungary - 0.1%
Magyar Export-Import Bank 6.125% 12/4/27 (b)	1,070,000	1,088,565
India - 0.3%
CA Magnum Holdings 5.375% 10/31/26 (b)	3,545,000	3,296,850
Indonesia - 1.5%
Medco Bell Pte Ltd. 6.375% 1/30/27 (b)	3,120,000	2,991,300
Medco Laurel Tree PTE Ltd. 6.95% 11/12/28 (b)	3,730,000	3,533,653
PT Adaro Indonesia 4.25% 10/31/24 (b)	3,515,000	3,418,338
PT Freeport Indonesia:
4.763% 4/14/27 (b)	1,225,000	1,206,760
5.315% 4/14/32 (b)	2,085,000	2,039,391
6.2% 4/14/52 (b)	1,420,000	1,407,131
PT Indonesia Asahan Aluminium 5.45% 5/15/30 (b)	2,955,000	2,968,852
PT Pertamina Geothermal Energy 5.15% 4/27/28 (b)	1,140,000	1,142,138
TOTAL INDONESIA		18,707,563
Israel - 0.7%
Energean Israel Finance Ltd.:
4.875% 3/30/26 (Reg. S) (b)	3,470,000	3,192,400
8.5% 9/30/33 (Reg. S) (b)	1,300,000	1,239,875
Leviathan Bond Ltd.:
6.125% 6/30/25 (Reg. S) (b)	3,640,000	3,521,700
6.5% 6/30/27 (Reg. S) (b)	645,000	605,245
TOTAL ISRAEL		8,559,220
Kazakhstan - 0.6%
KazMunaiGaz National Co.:
3.5% 4/14/33 (b)	2,010,000	1,668,928
5.75% 4/19/47 (b)	1,010,000	884,697
Nostrum Oil & Gas Finance BV:
5% 6/30/26 (b)	3,543,000	1,596,299
14% 6/30/26 pay-in-kind (b)(c)	1,109,603	233,017
Tengizchevroil Finance Co. International Ltd. 3.25% 8/15/30 (b)	3,800,000	3,116,000
TOTAL KAZAKHSTAN		7,498,941
Kuwait - 0.3%
Meglobal BV 4.25% 11/3/26 (b)	1,930,000	1,862,450
MEGlobal Canada, Inc. 5% 5/18/25 (b)	1,635,000	1,615,380
TOTAL KUWAIT		3,477,830
Luxembourg - 0.1%
TMS Issuer SARL 5.78% 8/23/32 (b)	1,670,000	1,740,975
Malaysia - 1.0%
GENM Capital Labuan Ltd. 3.882% 4/19/31 (b)	3,610,000	3,074,141
MISC Capital Two (Labuan) Ltd.:
3.625% 4/6/25 (b)	945,000	923,756
3.75% 4/6/27 (b)	3,090,000	2,971,869
Petronas Capital Ltd.:
3.404% 4/28/61 (b)	5,315,000	3,777,902
3.5% 4/21/30 (b)	1,730,000	1,617,758
TOTAL MALAYSIA		12,365,426
Mauritius - 0.2%
AXIAN Telecom 7.375% 2/16/27 (b)	2,870,000	2,668,203
Mexico - 4.7%
Bimbo Bakeries U.S.A., Inc. 6.4% 1/15/34 (b)	2,285,000	2,529,198
Braskem Idesa SAPI:
6.99% 2/20/32 (b)	450,000	254,304
7.45% 11/15/29 (b)	2,825,000	1,736,528
Comision Federal de Electricidad:
3.348% 2/9/31 (b)	735,000	608,213
4.688% 5/15/29 (b)	3,085,000	2,900,864
Petroleos Mexicanos:
6.5% 3/13/27	1,725,000	1,603,172
6.5% 6/2/41	2,587,000	1,752,693
6.625% 6/15/35	15,841,000	12,049,061
6.7% 2/16/32	4,827,000	3,994,343
6.75% 9/21/47	10,407,000	6,808,780
6.875% 10/16/25	2,295,000	2,256,834
6.875% 8/4/26	2,485,000	2,401,504
6.95% 1/28/60	9,575,000	6,295,563
7.69% 1/23/50	16,573,000	11,787,546
TV Azteca SA de CV 8.25% (Reg. S) (d)	10,535,000	4,079,784
TOTAL MEXICO		61,058,387
Morocco - 0.4%
OCP SA:
3.75% 6/23/31 (b)	3,150,000	2,705,063
6.875% 4/25/44 (b)	2,320,000	2,199,650
TOTAL MOROCCO		4,904,713
Nigeria - 0.6%
Access Bank PLC 6.125% 9/21/26 (b)	3,295,000	2,954,173
IHS Holding Ltd. 5.625% 11/29/26 (b)	2,420,000	2,090,275
IHS Netherlands Holdco BV 8% 9/18/27 (b)	3,490,000	3,094,103
TOTAL NIGERIA		8,138,551
Oman - 0.1%
Lamar Funding Ltd. 3.958% 5/7/25 (b)	1,015,000	986,773
Panama - 0.5%
Aeropuerto Internacional de Tocumen SA 5.125% 8/11/61 (b)	1,230,000	922,586
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)	2,060,000	1,915,924
Cable Onda SA 4.5% 1/30/30 (b)	4,955,000	4,286,075
TOTAL PANAMA		7,124,585
Paraguay - 0.3%
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (b)	3,800,000	3,706,596
Peru - 0.3%
Camposol SA 6% 2/3/27 (b)	1,235,000	820,299
Compania de Minas Buenaventura SAA 5.5% 7/23/26 (b)	2,100,000	2,003,337
Volcan Compania Minera SAA 4.375% 2/11/26 (b)	1,345,000	813,725
TOTAL PERU		3,637,361
Qatar - 1.3%
Qatar Petroleum:
2.25% 7/12/31 (b)	7,425,000	6,310,879
3.125% 7/12/41 (b)	4,005,000	3,074,238
3.3% 7/12/51 (b)	9,800,000	7,140,280
TOTAL QATAR		16,525,397
Saudi Arabia - 2.8%
EIG Pearl Holdings SARL 3.545% 8/31/36 (b)	6,860,000	5,961,769
Greensaif Pipelines Bidco SARL:
6.129% 2/23/38 (b)	2,260,000	2,358,169
6.51% 2/23/42 (b)	1,685,000	1,772,936
SA Global Sukuk Ltd. 1.602% 6/17/26 (b)	2,530,000	2,343,413
Saudi Arabian Oil Co.:
2.25% 11/24/30 (b)	4,120,000	3,523,888
3.25% 11/24/50 (b)	4,170,000	2,939,433
3.5% 4/16/29 (b)	11,299,000	10,674,024
4.25% 4/16/39 (b)	3,505,000	3,104,116
4.375% 4/16/49 (b)	3,671,000	3,129,528
TOTAL SAUDI ARABIA		35,807,276
South Africa - 1.9%
Eskom Holdings SOC Ltd.:
6.35% 8/10/28 (b)	3,515,000	3,412,845
7.125% 2/11/25 (b)	8,380,000	8,372,144
8.45% 8/10/28 (b)	1,310,000	1,323,919
Liquid Telecommunications Financing PLC 5.5% 9/4/26 (b)	4,940,000	2,840,500
Sasol Financing U.S.A. LLC:
4.375% 9/18/26	5,555,000	5,166,150
8.75% 5/3/29 (b)	820,000	836,094
Stillwater Mining Co. 4% 11/16/26 (b)	2,210,000	1,955,850
TOTAL SOUTH AFRICA		23,907,502
Tanzania - 0.1%
HTA Group Ltd. 7% 12/18/25 (b)	1,915,000	1,880,913
Ukraine - 0.3%
Biz Finance PLC 9.75% 1/22/25 (b)	880,500	810,060
NAK Naftogaz Ukraine:
7.625% 11/8/28 (b)	1,235,000	568,100
7.65% (Reg. S) (d)	3,502,650	2,399,315
TOTAL UKRAINE		3,777,475
United Arab Emirates - 1.9%
Abu Dhabi National Energy Co. PJSC:
4% 10/3/49 (b)	2,460,000	2,067,015
4.696% 4/24/33 (b)	1,945,000	1,963,808
4.875% 4/23/30 (b)	545,000	558,391
DP World Crescent Ltd.:
3.7495% 1/30/30 (b)	1,075,000	1,009,103
3.875% 7/18/29 (Reg. S)	3,260,000	3,084,351
Galaxy Pipeline Assets BidCo Ltd. 2.625% 3/31/36 (b)	5,915,000	4,872,481
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (b)	2,095,000	2,053,100
MDGH GMTN RSC Ltd.:
2.875% 11/7/29 (b)	1,515,000	1,378,256
3.375% 3/28/32 (Reg. S)	570,000	520,741
4.375% 11/22/33 (b)	1,715,000	1,668,455
5.084% 5/22/53 (b)	3,040,000	2,976,312
5.5% 4/28/33 (b)	1,620,000	1,714,316
TOTAL UNITED ARAB EMIRATES		23,866,329
United States of America - 0.3%
LCPR Senior Secured Financing DAC 5.125% 7/15/29 (b)	3,810,000	3,319,026
Uzbekistan - 0.1%
National Bank of Uzbekistan 4.85% 10/21/25 (Reg. S)	1,725,000	1,597,781
Venezuela - 0.4%
Petroleos de Venezuela SA:
5.375% (d)	6,115,000	651,248
5.5% (d)	3,475,000	373,563
6% (b)(d)	15,840,000	1,782,000
6% (b)(d)	8,980,000	987,601
9.75% (b)(d)	12,585,000	1,573,125
12.75% (b)(d)	3,065,000	398,450
TOTAL VENEZUELA		5,765,987
Vietnam - 0.2%
Mong Duong Finance Holdings BV 5.125% 5/7/29 (b)	2,596,247	2,408,019
TOTAL NONCONVERTIBLE BONDS (Cost $477,894,367)		414,825,859

Government Obligations - 60.4%
		Principal Amount (a)	Value ($)
Angola - 1.6%
Angola Republic:
8% 11/26/29 (b)		2,290,000	2,032,375
8.25% 5/9/28 (b)		5,065,000	4,659,800
8.75% 4/14/32 (b)		2,575,000	2,269,219
9.125% 11/26/49 (b)		3,555,000	2,901,769
9.375% 5/8/48 (b)		3,125,000	2,601,563
9.5% 11/12/25 (b)		5,565,000	5,474,569
TOTAL ANGOLA			19,939,295
Argentina - 1.7%
Argentine Republic:
0.75% 7/9/30 (e)		19,209,632	7,670,406
1% 7/9/29		4,963,783	1,966,055
3.625% 7/9/35 (e)		17,033,027	5,765,339
4.25% 1/9/38 (e)		10,211,997	4,029,858
Buenos Aires Province 6.375% 9/1/37 (b)(e)		2,255,000	867,048
Provincia de Cordoba 6.875% 12/10/25 (b)		1,223,630	1,119,621
TOTAL ARGENTINA			21,418,327
Armenia - 0.2%
Republic of Armenia 3.6% 2/2/31 (b)		3,805,000	3,101,075
Bahrain - 0.2%
Bahrain Kingdom 5.625% 5/18/34 (b)		3,055,000	2,760,956
Barbados - 0.2%
Barbados Government 6.5% 10/1/29 (b)		3,170,000	2,978,437
Benin - 0.1%
Republic of Benin 4.875% 1/19/32 (b)	EUR	1,920,000	1,725,474
Bermuda - 0.4%
Bermuda Government:
2.375% 8/20/30 (b)		525,000	449,138
3.375% 8/20/50 (b)		965,000	672,663
3.717% 1/25/27 (b)		620,000	598,881
4.75% 2/15/29 (b)		2,270,000	2,243,713
5% 7/15/32 (b)		1,005,000	989,925
TOTAL BERMUDA			4,954,320
Brazil - 1.6%
Brazilian Federative Republic:
3.875% 6/12/30		5,500,000	5,025,625
4.75% 1/14/50		4,150,000	3,185,125
5.625% 2/21/47		2,183,000	1,912,308
6% 10/20/33		1,880,000	1,876,898
7.125% 1/20/37		2,080,000	2,268,947
8.25% 1/20/34		5,204,000	6,109,964
TOTAL BRAZIL			20,378,867
Chile - 1.4%
Chilean Republic:
2.45% 1/31/31		7,745,000	6,728,469
3.1% 1/22/61		7,500,000	5,001,563
3.5% 1/31/34		1,775,000	1,580,305
4% 1/31/52		985,000	808,623
4.34% 3/7/42		1,410,000	1,256,222
5.33% 1/5/54		2,835,000	2,818,167
TOTAL CHILE			18,193,349
Colombia - 2.8%
Colombian Republic:
3% 1/30/30		10,600,000	8,913,938
3.125% 4/15/31		4,300,000	3,495,094
3.875% 2/15/61		1,490,000	925,197
4.125% 5/15/51		3,120,000	2,067,975
5% 6/15/45		8,500,000	6,560,938
5.2% 5/15/49		5,390,000	4,204,200
6.125% 1/18/41		1,475,000	1,338,102
7.375% 9/18/37		845,000	875,367
7.5% 2/2/34		1,110,000	1,169,316
8% 4/20/33		1,720,000	1,877,488
8% 11/14/35		1,785,000	1,950,670
8.75% 11/14/53		1,690,000	1,940,859
TOTAL COLOMBIA			35,319,144
Costa Rica - 1.2%
Costa Rican Republic:
5.625% 4/30/43 (b)		3,955,000	3,604,983
6.125% 2/19/31 (b)		3,720,000	3,802,538
6.55% 4/3/34 (b)		2,750,000	2,847,625
7% 4/4/44 (b)		1,965,000	2,048,513
7.3% 11/13/54 (b)		3,295,000	3,571,451
TOTAL COSTA RICA			15,875,110
Dominican Republic - 3.4%
Dominican Republic:
4.5% 1/30/30 (b)		7,180,000	6,596,625
4.875% 9/23/32 (b)		6,360,000	5,782,130
5.3% 1/21/41 (b)		2,450,000	2,119,250
5.875% 1/30/60 (b)		6,775,000	5,853,600
5.95% 1/25/27 (b)		4,186,000	4,194,707
6% 7/19/28 (b)		2,999,000	2,999,000
6.4% 6/5/49 (b)		1,662,000	1,562,280
6.5% 2/15/48 (b)		3,345,000	3,184,440
6.85% 1/27/45 (b)		4,046,000	4,023,747
7.05% 2/3/31 (b)		1,215,000	1,274,474
7.45% 4/30/44 (b)		6,031,000	6,383,814
TOTAL DOMINICAN REPUBLIC			43,974,067
Ecuador - 0.9%
Ecuador Republic:
2.5% 7/31/40 (b)(e)		2,800,000	882,000
3.5% 7/31/35 (b)(e)		14,640,000	5,189,880
6% 7/31/30 (b)(e)		11,715,000	5,424,045
TOTAL ECUADOR			11,495,925
Egypt - 2.1%
Arab Republic of Egypt:
5.875% 2/16/31 (b)		2,625,000	1,712,813
7.0529% 1/15/32 (b)		830,000	566,734
7.5% 1/31/27 (b)		5,596,000	4,700,640
7.5% 2/16/61 (b)		6,070,000	3,530,084
7.6003% 3/1/29 (b)		8,726,000	6,637,214
7.903% 2/21/48 (b)		3,265,000	1,960,020
8.5% 1/31/47 (b)		7,939,000	4,927,142
8.7002% 3/1/49 (b)		3,665,000	2,284,898
8.875% 5/29/50 (b)		1,945,000	1,234,467
TOTAL EGYPT			27,554,012
El Salvador - 0.3%
El Salvador Republic:
6.375% 1/18/27 (b)		435,000	381,984
7.1246% 1/20/50 (b)		3,292,000	2,323,946
7.625% 2/1/41 (b)		1,035,000	772,369
7.65% 6/15/35 (b)		1,185,000	919,486
TOTAL EL SALVADOR			4,397,785
Gabon - 0.4%
Gabonese Republic:
6.95% 6/16/25 (b)		2,410,000	2,287,241
7% 11/24/31 (b)		3,620,000	3,002,338
TOTAL GABON			5,289,579
Georgia - 0.2%
Georgia Republic 2.75% 4/22/26 (b)		2,915,000	2,725,525
Ghana - 0.7%
Ghana Republic:
7.75% (b)(d)		3,695,000	1,588,850
8.125% (b)(d)		1,603,076	731,904
8.125% (b)(d)		5,475,000	2,381,625
8.627% (b)(d)		2,845,000	1,202,013
10.75% 10/14/30 (b)		4,845,000	3,040,238
TOTAL GHANA			8,944,630
Guatemala - 0.7%
Guatemalan Republic:
4.9% 6/1/30 (b)		485,000	466,328
5.25% 8/10/29 (b)		1,200,000	1,174,800
5.375% 4/24/32 (b)		2,015,000	1,951,528
6.125% 6/1/50 (b)		1,355,000	1,281,830
6.6% 6/13/36 (b)		4,410,000	4,531,275
TOTAL GUATEMALA			9,405,761
Honduras - 0.1%
Republic of Honduras 6.25% 1/19/27 (b)		615,000	588,863
Hungary - 1.4%
Hungarian Republic:
2.125% 9/22/31 (b)		2,950,000	2,377,907
3.125% 9/21/51 (b)		5,810,000	3,925,410
5.25% 6/16/29 (b)		1,585,000	1,593,765
5.5% 6/16/34 (b)		2,890,000	2,927,859
6.25% 9/22/32 (b)		1,125,000	1,200,510
6.75% 9/25/52 (b)		3,800,000	4,253,074
7.625% 3/29/41		1,655,000	1,978,801
TOTAL HUNGARY			18,257,326
Indonesia - 2.6%
Indonesian Republic:
3.85% 10/15/30		2,650,000	2,522,469
5.125% 1/15/45 (b)		3,353,000	3,465,116
5.25% 1/17/42 (b)		3,000,000	3,121,125
5.45% 9/20/52		2,955,000	3,158,156
5.95% 1/8/46 (b)		2,100,000	2,357,250
6.625% 2/17/37 (b)		3,549,000	4,150,112
6.75% 1/15/44 (b)		3,035,000	3,716,927
7.75% 1/17/38 (b)		4,298,000	5,508,156
8.5% 10/12/35 (b)		4,169,000	5,534,348
TOTAL INDONESIA			33,533,659
Ivory Coast - 0.8%
Ivory Coast:
5.875% 10/17/31 (b)	EUR	5,335,000	5,267,487
6.375% 3/3/28 (b)		5,580,000	5,470,144
TOTAL IVORY COAST			10,737,631
Jamaica - 0.2%
Jamaican Government 7.875% 7/28/45		1,685,000	2,058,228
Jordan - 0.6%
Jordanian Kingdom:
5.85% 7/7/30 (b)		2,325,000	2,155,711
6.125% 1/29/26 (b)		985,000	980,383
7.375% 10/10/47 (b)		2,005,000	1,776,430
7.5% 1/13/29 (b)		1,410,000	1,425,863
7.75% 1/15/28 (b)		1,725,000	1,778,906
TOTAL JORDAN			8,117,293
Kenya - 0.9%
Republic of Kenya:
6.3% 1/23/34 (b)		4,105,000	3,294,263
6.875% 6/24/24 (b)		3,235,000	3,135,928
7% 5/22/27 (b)		3,745,000	3,510,938
7.25% 2/28/28 (b)		570,000	521,550
8% 5/22/32 (b)		685,000	618,213
TOTAL KENYA			11,080,892
Lebanon - 0.1%
Lebanese Republic:
5.8% (d)		5,875,000	339,035
6% (d)		1,587,000	92,740
6.1% (d)		685,000	39,530
6.375% (d)		7,072,000	416,894
TOTAL LEBANON			888,199
Mexico - 1.9%
United Mexican States:
3.25% 4/16/30		3,700,000	3,343,875
4.5% 4/22/29		2,040,000	2,006,850
4.75% 4/27/32		970,000	932,413
5.75% 10/12/2110		3,295,000	2,939,758
6.05% 1/11/40		10,222,000	10,308,248
6.338% 5/4/53		1,695,000	1,725,722
6.35% 2/9/35		2,485,000	2,599,155
TOTAL MEXICO			23,856,021
Mongolia - 0.1%
Mongolia Government:
5.125% 4/7/26 (b)		1,240,000	1,203,963
7.875% 6/5/29 (b)		490,000	501,079
TOTAL MONGOLIA			1,705,042
Morocco - 0.2%
Moroccan Kingdom 6.5% 9/8/33 (b)		2,740,000	2,888,131
Nigeria - 2.1%
Republic of Nigeria:
6.125% 9/28/28 (b)		4,880,000	4,318,800
6.5% 11/28/27 (b)		5,087,000	4,638,708
7.143% 2/23/30 (b)		4,110,000	3,695,147
7.625% 11/21/25 (b)		5,383,000	5,307,638
7.625% 11/28/47 (b)		5,315,000	4,203,155
7.696% 2/23/38 (b)		980,000	802,375
7.875% 2/16/32 (b)		1,635,000	1,465,880
8.375% 3/24/29 (b)		3,095,000	2,964,430
TOTAL NIGERIA			27,396,133
Oman - 2.5%
Sultanate of Oman:
5.625% 1/17/28 (b)		6,505,000	6,618,838
6% 8/1/29 (b)		3,625,000	3,751,875
6.25% 1/25/31 (b)		4,805,000	5,046,752
6.5% 3/8/47 (b)		8,100,000	8,251,875
6.75% 1/17/48 (b)		7,720,000	8,060,163
7% 1/25/51 (b)		490,000	527,669
TOTAL OMAN			32,257,172
Pakistan - 0.8%
Islamic Republic of Pakistan:
6% 4/8/26 (b)		6,130,000	4,312,072
6.875% 12/5/27 (b)		5,905,000	4,004,328
7.875% 3/31/36 (b)		2,025,000	1,268,379
TOTAL PAKISTAN			9,584,779
Panama - 1.7%
Panamanian Republic:
2.252% 9/29/32		5,065,000	3,695,867
3.16% 1/23/30		3,670,000	3,122,941
3.298% 1/19/33		5,355,000	4,233,797
3.87% 7/23/60		3,880,000	2,317,088
4.3% 4/29/53		1,795,000	1,198,723
4.5% 5/15/47		2,005,000	1,420,417
4.5% 4/16/50		2,680,000	1,855,900
6.4% 2/14/35		2,700,000	2,632,500
6.853% 3/28/54		1,030,000	961,763
TOTAL PANAMA			21,438,996
Paraguay - 0.8%
Republic of Paraguay:
2.739% 1/29/33 (b)		1,305,000	1,070,100
4.95% 4/28/31 (b)		3,865,000	3,772,240
5.4% 3/30/50 (b)		3,925,000	3,499,138
5.6% 3/13/48 (b)		1,925,000	1,759,450
TOTAL PARAGUAY			10,100,928
Peru - 1.0%
Peruvian Republic:
2.783% 1/23/31		3,585,000	3,115,589
3% 1/15/34		5,225,000	4,398,797
3.3% 3/11/41		7,075,000	5,487,547
TOTAL PERU			13,001,933
Philippines - 0.7%
Philippine Republic:
2.65% 12/10/45		2,130,000	1,505,644
2.95% 5/5/45		865,000	646,588
5% 7/17/33		1,135,000	1,164,794
5.5% 1/17/48		1,005,000	1,055,878
5.609% 4/13/33		1,670,000	1,781,159
5.95% 10/13/47		2,670,000	2,967,872
TOTAL PHILIPPINES			9,121,935
Poland - 0.4%
Bank Gospodarstwa Krajowego:
5.375% 5/22/33 (b)		2,000,000	2,025,300
6.25% 10/31/28 (b)		985,000	1,038,978
Polish Government 5.5% 4/4/53		1,945,000	2,023,597
TOTAL POLAND			5,087,875
Qatar - 2.3%
State of Qatar:
3.75% 4/16/30 (b)		10,275,000	10,025,420
4.4% 4/16/50 (b)		9,660,000	8,912,026
4.817% 3/14/49 (b)		8,149,000	7,917,487
5.103% 4/23/48 (b)		2,960,000	2,991,672
TOTAL QATAR			29,846,605
Romania - 1.4%
Romanian Republic:
2% 4/14/33 (Reg. S)	EUR	2,030,000	1,666,309
3% 2/14/31 (b)		5,296,000	4,502,500
3.375% 1/28/50 (Reg. S)	EUR	3,875,000	2,904,802
3.624% 5/26/30 (b)	EUR	1,665,000	1,687,685
3.625% 3/27/32 (b)		2,618,000	2,260,067
4% 2/14/51 (b)		3,100,000	2,233,364
7.125% 1/17/33 (b)		1,615,000	1,742,424
7.625% 1/17/53 (b)		1,138,000	1,271,510
TOTAL ROMANIA			18,268,661
Rwanda - 0.2%
Rwanda Republic 5.5% 8/9/31 (b)		3,195,000	2,549,011
Saudi Arabia - 1.4%
Kingdom of Saudi Arabia:
2.25% 2/2/33 (b)		4,030,000	3,331,047
3.45% 2/2/61 (b)		2,775,000	1,946,836
3.625% 3/4/28 (b)		1,770,000	1,709,709
3.75% 1/21/55 (b)		3,755,000	2,849,106
4.5% 10/26/46 (b)		3,471,000	3,063,158
4.5% 4/22/60 (b)		2,055,000	1,774,364
4.625% 10/4/47 (b)		3,040,000	2,717,699
TOTAL SAUDI ARABIA			17,391,919
Senegal - 0.3%
Republic of Senegal:
6.25% 5/23/33 (b)		2,700,000	2,404,688
6.75% 3/13/48 (b)		1,385,000	1,086,792
TOTAL SENEGAL			3,491,480
Serbia - 0.6%
Republic of Serbia:
2.125% 12/1/30 (b)		5,110,000	4,085,854
6.25% 5/26/28 (b)		865,000	884,212
6.5% 9/26/33 (b)		2,300,000	2,352,647
TOTAL SERBIA			7,322,713
South Africa - 1.1%
South African Republic:
5% 10/12/46		880,000	647,900
5.65% 9/27/47		6,075,000	4,844,813
5.75% 9/30/49		7,030,000	5,606,284
7.3% 4/20/52		3,545,000	3,350,025
TOTAL SOUTH AFRICA			14,449,022
Sri Lanka - 0.9%
Democratic Socialist Republic of Sri Lanka:
6.2% (b)(d)		4,350,000	2,180,438
6.825% (b)(d)		3,085,000	1,567,631
6.85% (b)(d)		5,000,000	2,548,438
7.55% (b)(d)		3,405,000	1,703,564
7.85% (b)(d)		6,363,000	3,181,500
TOTAL SRI LANKA			11,181,571
Turkey - 3.2%
Export Credit Bank of Turkey 9% 1/28/27 (b)		1,735,000	1,804,942
Turkish Republic:
4.75% 1/26/26		2,030,000	1,969,100
4.875% 4/16/43		5,290,000	3,862,229
5.125% 2/17/28		3,070,000	2,920,338
5.75% 5/11/47		4,040,000	3,151,200
5.95% 1/15/31		2,685,000	2,524,437
6% 1/14/41		4,622,000	3,912,754
6.125% 10/24/28		2,140,000	2,099,875
6.375% 10/14/25		4,480,000	4,485,600
6.625% 2/17/45		150,000	131,438
6.75% 5/30/40		2,112,000	1,932,480
9.125% 7/13/30		3,825,000	4,212,281
9.375% 3/14/29		5,270,000	5,816,763
9.375% 1/19/33		515,000	580,663
26.2% 10/5/33	TRY	33,410,000	1,172,291
TOTAL TURKEY			40,576,391
Ukraine - 0.9%
Ukraine Government:
6.876% 5/21/31 (b)		3,585,000	812,227
7.253% 3/15/35 (b)		3,445,000	799,240
7.375% 9/25/34 (b)		2,130,000	495,225
7.75% 9/1/24 (b)		9,099,000	2,747,898
7.75% 9/1/25 (b)		9,100,000	2,675,400
7.75% 9/1/26 (b)		5,364,000	1,469,736
7.75% 9/1/27 (b)		1,750,000	467,250
7.75% 9/1/28 (b)		1,895,000	520,178
7.75% 9/1/29 (b)		2,594,000	703,623
7.75% 8/1/41 (b)(c)		2,230,000	991,904
9.75% 11/1/30 (b)		425,000	120,594
TOTAL UKRAINE			11,803,275
United Arab Emirates - 1.3%
Abu Dhabi National Energy Co. PJSC 4.375% 1/24/29 (b)		1,740,000	1,728,760
Emirate of Abu Dhabi:
3.125% 9/30/49 (b)		13,102,000	9,601,932
3.875% 4/16/50 (b)		2,990,000	2,501,584
Emirate of Dubai 3.9% 9/9/50 (Reg. S)		4,165,000	3,117,242
TOTAL UNITED ARAB EMIRATES			16,949,518
United States of America - 5.3%
U.S. Treasury Bonds:
2.875% 5/15/52		40,530,000	32,268,807
3.25% 5/15/42 (f)		9,912,000	8,696,231
3.625% 2/15/53		8,841,000	8,164,111
U.S. Treasury Notes:
3.625% 3/31/30		4,389,000	4,320,936
3.75% 5/31/30		3,633,000	3,600,786
4% 2/28/30		2,772,000	2,785,102
4.625% 9/30/28		4,578,000	4,725,354
4.625% 9/30/30		2,898,000	3,020,939
TOTAL UNITED STATES OF AMERICA			67,582,266
Uruguay - 0.6%
Uruguay Republic:
5.1% 6/18/50		6,360,000	6,373,913
5.75% 10/28/34		1,745,000	1,888,963
TOTAL URUGUAY			8,262,876
Uzbekistan - 0.4%
Republic of Uzbekistan:
3.7% 11/25/30 (b)		1,595,000	1,338,803
3.9% 10/19/31 (b)		2,880,000	2,412,000
5.375% 2/20/29 (b)		1,145,000	1,084,888
TOTAL UZBEKISTAN			4,835,691
Venezuela - 0.7%
Venezuelan Republic:
9.25% (d)		27,915,000	5,202,239
11.95% (Reg. S) (d)		17,015,000	3,186,067
12.75% (d)		3,625,000	582,666
TOTAL VENEZUELA			8,970,972
Vietnam - 0.6%
Vietnamese Socialist Republic 5.5% 3/12/28		7,812,167	7,469,603
Zambia - 0.2%
Republic of Zambia:
8.5% (b)(d)		585,000	362,700
8.97% (b)(d)		4,490,000	2,766,963
TOTAL ZAMBIA			3,129,663
TOTAL GOVERNMENT OBLIGATIONS (Cost $870,904,254)			776,213,911

Common Stocks - 0.0%
	Shares	Value ($)
Kazakhstan - 0.0%
Nostrum Oil & Gas LP warrants (g)(h) (Cost $0)	266,460	3

Preferred Securities - 1.3%
	Principal Amount (a)	Value ($)
Kuwait - 0.1%
NBK Tier 1 Financing 2 Ltd. 4.5% (b)(c)(i)	1,890,000	1,816,081
Mexico - 0.8%
Banco Mercantil del Norte SA:
6.75% (b)(c)(i)	1,970,000	1,943,222
7.625% (b)(c)(i)	3,300,000	3,232,466
CEMEX S.A.B. de CV:
5.125% (b)(c)(i)	3,625,000	3,484,030
9.125% (b)(c)(i)	1,175,000	1,251,948
TOTAL MEXICO		9,911,666
Russia - 0.0%
Tinkoff Credit Systems 6% (b)(c)(d)(h)(i)	1,625,000	81,250
United Arab Emirates - 0.4%
DP World Salaam 6% (Reg. S) (c)(i)	4,625,000	4,742,153
TOTAL PREFERRED SECURITIES (Cost $18,842,280)		16,551,150

Money Market Funds - 4.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (j) (Cost $54,493,561)	54,482,664	54,493,561

TOTAL INVESTMENT IN SECURITIES - 98.2% (Cost $1,422,134,462)	1,262,084,484
NET OTHER ASSETS (LIABILITIES) - 1.8%	23,566,352
NET ASSETS - 100.0%	1,285,650,836

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	29	Mar 2024	3,273,828	73,808	73,808

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Currency Abbreviations
EUR	-	European Monetary Unit
TRY	-	Turkish Lira

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $800,459,686 or 62.3% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Non-income producing - Security is in default.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $74,908.
(g)	Non-income producing
(h)	Level 3 security
(i)	Security is perpetual in nature with no stated maturity date.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	14,215,744	366,272,604	325,994,787	1,410,730	-	-	54,493,561	0.1%
Total	14,215,744	366,272,604	325,994,787	1,410,730	-	-	54,493,561

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.
Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Energy	3	-	-	3

Corporate Bonds	414,825,859	-	414,825,859	-

Government Obligations	776,213,911	-	776,213,911	-

Preferred Securities	16,551,150	-	16,469,900	81,250

Money Market Funds	54,493,561	54,493,561	-	-
Total Investments in Securities:	1,262,084,484	54,493,561	1,207,509,670	81,253
Derivative Instruments: Assets
Futures Contracts	73,808	73,808	-	-
Total Assets	73,808	73,808	-	-
Total Derivative Instruments:	73,808	73,808	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Interest Rate Risk
Futures Contracts (a)	73,808	0
Total Interest Rate Risk	73,808	0
Total Value of Derivatives	73,808	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity® Series Emerging Markets Debt Fund
Financial Statements
Statement of Assets and Liabilities
		December 31, 2023

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $1,367,640,901)	$1,207,590,923
Fidelity Central Funds (cost $54,493,561)	54,493,561

Total Investment in Securities (cost $1,422,134,462)		$1,262,084,484
Foreign currency held at value (cost $21)		21
Receivable for investments sold		31,498
Receivable for fund shares sold		306,462
Interest receivable		26,578,438
Distributions receivable from Fidelity Central Funds		229,184
Receivable from investment adviser for expense reductions		188,692
Other receivables		83
Total assets		1,289,418,862
Liabilities
Payable for fund shares redeemed	$3,766,380
Other payables and accrued expenses	1,646
Total Liabilities		3,768,026
Net Assets		$1,285,650,836
Net Assets consist of:
Paid in capital		$1,642,116,115
Total accumulated earnings (loss)		(356,465,279)
Net Assets		$1,285,650,836
Net Asset Value, offering price and redemption price per share ($1,285,650,836 ÷ 165,945,135 shares)		$7.75
Statement of Operations
		Year ended December 31, 2023
Investment Income
Dividends		$1,071,902
Interest		81,858,383
Income from Fidelity Central Funds		1,410,730
Income before foreign taxes withheld		$84,341,015
Less foreign taxes withheld		(4,688)
Total Income		84,336,327
Expenses
Custodian fees and expenses	$4,541
Independent trustees' fees and expenses	7,281
Legal	271,460
Total expenses before reductions	283,282
Expense reductions	(245,118)
Total expenses after reductions		38,164
Net Investment income (loss)		84,298,163
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(44,889,013)
Foreign currency transactions	8,078
Total net realized gain (loss)		(44,880,935)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	103,605,522
Assets and liabilities in foreign currencies	(3,243)
Futures contracts	73,808
Total change in net unrealized appreciation (depreciation)		103,676,087
Net gain (loss)		58,795,152
Net increase (decrease) in net assets resulting from operations		$143,093,315
Statement of Changes in Net Assets

	Year ended December 31, 2023	Year ended December 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$84,298,163	$74,504,061
Net realized gain (loss)	(44,880,935)	(93,556,949)
Change in net unrealized appreciation (depreciation)	103,676,087	(187,642,052)
Net increase (decrease) in net assets resulting from operations	143,093,315	(206,694,940)
Distributions to shareholders	(75,296,697)	(66,732,572)

Share transactions
Proceeds from sales of shares	124,923,949	118,610,757
Reinvestment of distributions	75,296,578	66,626,169
Cost of shares redeemed	(143,233,600)	(193,506,975)

Net increase (decrease) in net assets resulting from share transactions	56,986,927	(8,270,049)
Total increase (decrease) in net assets	124,783,545	(281,697,561)

Net Assets
Beginning of period	1,160,867,291	1,442,564,852
End of period	$1,285,650,836	$1,160,867,291

Other Information
Shares
Sold	16,964,106	15,614,535
Issued in reinvestment of distributions	10,202,779	8,801,859
Redeemed	(19,447,972)	(25,220,427)
Net increase (decrease)	7,718,913	(804,033)

Financial Highlights
Fidelity® Series Emerging Markets Debt Fund

Years ended December 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$7.34	$9.07	$9.54	$9.60	$9.22
Income from Investment Operations
Net investment income (loss) A,B	.524	.470	.456	.519	.604
Net realized and unrealized gain (loss)	.353 C	(1.779)	(.515)	(.103)	.341
Total from investment operations	.877	(1.309)	(.059)	.416	.945
Distributions from net investment income	(.467)	(.421)	(.411)	(.476)	(.565)
Total distributions	(.467)	(.421)	(.411)	(.476)	(.565)
Net asset value, end of period	$7.75	$7.34	$9.07	$9.54	$9.60
Total Return D	12.47%	(14.45)%	(.60)%	4.75%	10.46%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.02%	-% G	-% G	-% G	-% G
Expenses net of fee waivers, if any G	-%	-%	-%	-%	-%
Expenses net of all reductions G	-%	-%	-%	-%	-%
Net investment income (loss)	7.12%	6.12%	4.93%	5.73%	6.35%
Supplemental Data
Net assets, end of period (000 omitted)	$1,285,651	$1,160,867	$1,442,565	$1,456,242	$1,463,941
Portfolio turnover rate H	22%	27%	29%	84%	61% I

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount represents less than .005%.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

IPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity® Series Emerging Markets Debt Local Currency Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended December 31, 2023	Past 1 year	Life of Fund A
Fidelity® Series Emerging Markets Debt Local Currency Fund	13.53%	1.25%

A   From October 30, 2020
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Series Emerging Markets Debt Local Currency Fund, on October 30, 2020, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the J.P. Morgan GBI-EM Global Diversified Index performed over the same period.

Fidelity® Series Emerging Markets Debt Local Currency Fund
Management's Discussion of Fund Performance
Market Recap:
Emerging-markets debt gained 11.09% in 2023, according to the J.P. Morgan Emerging Markets Bond Index Global Diversified Index. After returning -17.78% in 2022, the index's sharp reversal was driven by global disinflationary trends and expectations that the U.S. Federal Reserve and other central banks around the world would slow or reverse their hiking of interest rates. Notably, the J.P. Morgan index rose 10.66% in the final two months of 2023, capping the year with a powerful rally amid falling U.S. Treasury yields. In December, the Fed projected a shift to monetary easing in 2024. This news, along with resilient late-cycle expansion of the U.S. economy, provided a favorable backdrop for higher-risk assets and spurred global stock and bond markets. A drop in commodity prices in 2023, including a decline in oil and energy prices, led to reduced inflationary pressure in emerging markets. As inflation fell below or closer to target rates, some emerging-markets' central banks began to cut interest rates. Against this backdrop, the higher-yield component of the index outpaced the investment-grade portion for the year. Among the index's country constituents, El Salvador (+117%), Pakistan (+100%) and Sri Lanka (+71%) stood out. Each is a small, distressed index component that was driven by idiosyncratic catalysts. In sharp contrast, Bolivia (-34%) faced the negative impact of dwindling gold reserves, while Ecuador (-18%) was rattled by political risk.
Comments from Lead Manager Constantin Petrov:
In 2023, the fund gained 13.53%, outperforming the 12.70% gain of the benchmark, the J.P. Morgan GBI-EM Global Diversified Index. The EM debt local-currency market was supported this year by receding inflation, monetary easing in some EM countries and U.S.-dollar depreciation. Against this backdrop, the fund's local-currency debt holdings provided outsized returns, while an underweighting in U.S.-dollar-denominated sovereign bonds also contributed from an asset-class perspective. This relative advantage was somewhat offset by our exposure to currency forwards. At the country level, market selection was strongly additive. Market selection was another significant contributor to the fund's relative result, with security selection also helping for the year. Specifically, it helped most to underweight Thailand, where local bonds were partly held back by the central bank's interest rate hiking cycle. Egypt and Turkey were the worst-performing markets in the EM debt local-currency index in 2023, so it helped to be underexposed to these markets versus the benchmark. Egypt faced ongoing liquidity and political concerns, while Turkey was hampered by soaring inflation. An underweight in Malaysia was another plus. Conversely, the negative of our underweight in strong-performing Poland more than offset the positive of security selection in this market. Positioning in Mexico also weighed on the fund's relative return in 2023.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Series Emerging Markets Debt Local Currency Fund
Investment Summary December 31, 2023 (Unaudited)
Top Bond Issuers (% of Fund's net assets)
(with maturities greater than one year)
United Mexican States	10.3
Malaysian Government	8.8
South African Republic	8.2
Indonesian Republic	8.1
Brazilian Federative Republic	5.8
Kingdom of Thailand	4.9
Czech Republic	4.9
Romanian Republic	4.8
Colombian Republic	4.7
Polish Government	4.7
65.2

Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Forward foreign currency contracts - (28.1)%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Forward foreign currency contracts and other assets and liabilities are included within United States of America, as applicable.

Fidelity® Series Emerging Markets Debt Local Currency Fund
Schedule of Investments December 31, 2023
Showing Percentage of Net Assets
U.S. Government and Government Agency Obligations - 0.5%
	Principal Amount (a)	Value ($)
U.S. Treasury Obligations - 0.5%
U.S. Treasury Bills, yield at date of purchase 5.32% 5/16/24 (Cost $1,960,862)	2,000,000	1,961,653

Foreign Government and Government Agency Obligations - 84.3%
		Principal Amount (a)	Value ($)
Brazil - 10.0%
Brazil Letras Do Tesouro Nacio, yield at date of purchase 9.9654% to 13.1648% 7/1/24 to 7/1/26	BRL	102,270,000	17,750,309
Brazilian Federative Republic:
10% 1/1/25	BRL	28,750,000	5,921,913
10% 1/1/27	BRL	38,000,000	7,856,169
10% 1/1/29	BRL	22,250,000	4,564,239
10% 1/1/31	BRL	12,000,000	2,439,673
10% 1/1/33	BRL	18,050,000	3,643,842
TOTAL BRAZIL			42,176,145
Chile - 2.1%
Chilean Republic:
4.5% 3/1/26	CLP	1,025,000,000	1,141,714
4.7% 9/1/30 (Reg. S) (b)	CLP	1,950,000,000	2,128,468
5% 3/1/35	CLP	1,800,000,000	2,001,318
6% 4/1/33(Reg. S) (b)	CLP	1,500,000,000	1,779,548
6% 1/1/43	CLP	1,275,000,000	1,566,977
TOTAL CHILE			8,618,025
China - 4.5%
Peoples Republic of China:
2.68% 5/21/30	CNY	48,750,000	6,914,758
2.88% 2/25/33	CNY	28,000,000	4,035,384
2.91% 10/14/28	CNY	13,000,000	1,872,386
3.12% 10/25/52	CNY	15,000,000	2,195,641
3.81% 9/14/50	CNY	23,250,000	3,813,017
TOTAL CHINA			18,831,186
Colombia - 4.7%
Colombian Republic:
5.75% 11/3/27	COP	31,100,000,000	7,100,330
6% 4/28/28	COP	1,850,000,000	420,315
7% 6/30/32	COP	26,300,000,000	5,676,569
7.25% 10/18/34	COP	11,500,000,000	2,438,024
7.25% 10/26/50	COP	8,500,000,000	1,592,157
7.5% 8/26/26	COP	5,075,000,000	1,251,038
9.25% 5/28/42	COP	5,400,000,000	1,269,328
TOTAL COLOMBIA			19,747,761
Czech Republic - 4.9%
Czech Republic:
0.95% 5/15/30 (Reg. S)	CZK	175,750,000	6,630,228
1.2% 3/13/31	CZK	89,370,000	3,358,246
1.5% 4/24/40	CZK	40,000,000	1,274,312
1.95% 7/30/37	CZK	38,500,000	1,377,263
2% 10/13/33	CZK	181,000,000	6,925,003
5.7% 5/25/24	CZK	17,750,000	796,148
TOTAL CZECH REPUBLIC			20,361,200
Dominican Republic - 0.3%
Dominican Republic:
9.75% 6/5/26 (Reg. S)	DOP	26,500,000	454,580
13.625% 2/3/33 (b)	DOP	38,500,000	799,775
TOTAL DOMINICAN REPUBLIC			1,254,355
Egypt - 0.3%
Arab Republic of Egypt:
14.556% 10/13/27	EGP	36,000,000	899,144
16.1% 5/7/29	EGP	12,000,000	293,244
TOTAL EGYPT			1,192,388
Hungary - 3.5%
Hungarian Republic:
2.25% 4/20/33	HUF	505,000,000	1,100,301
2.25% 6/22/34	HUF	470,000,000	984,984
2.75% 12/22/26	HUF	1,144,000,000	2,998,094
3% 6/26/24	HUF	750,000,000	2,121,970
3.25% 10/22/31	HUF	617,000,000	1,509,448
5.5% 6/24/25	HUF	400,000,000	1,138,924
6.75% 10/22/28	HUF	1,653,000,000	4,941,559
TOTAL HUNGARY			14,795,280
Indonesia - 8.1%
Indonesian Republic:
5.125% 4/15/27	IDR	15,000,000,000	940,605
6.375% 4/15/32	IDR	66,000,000,000	4,241,541
6.5% 2/15/31	IDR	48,500,000,000	3,143,349
7.125% 6/15/38	IDR	18,000,000,000	1,222,836
7.125% 6/15/42	IDR	31,500,000,000	2,127,306
7.125% 6/15/43	IDR	20,000,000,000	1,348,964
7.5% 4/15/40	IDR	41,750,000,000	2,898,789
8.25% 5/15/29	IDR	123,500,000,000	8,662,727
8.25% 5/15/36	IDR	44,750,000,000	3,291,510
8.375% 9/15/26	IDR	66,750,000,000	4,547,688
8.375% 3/15/34	IDR	19,788,000,000	1,451,617
TOTAL INDONESIA			33,876,932
Kazakhstan - 0.2%
Kazakhstan Republic 10.5% 8/4/26	KZT	440,000,000	896,043
Malaysia - 8.8%
Malaysian Government:
3.519% 4/20/28	MYR	40,750,000	8,835,877
3.582% 7/15/32	MYR	15,750,000	3,372,351
3.757% 5/22/40	MYR	5,000,000	1,041,763
3.828% 7/5/34	MYR	14,300,000	3,097,358
3.882% 3/14/25	MYR	19,000,000	4,157,961
3.885% 8/15/29	MYR	13,000,000	2,858,727
3.906% 7/15/26	MYR	23,500,000	5,170,358
4.065% 6/15/50	MYR	9,750,000	2,033,665
4.457% 3/31/53	MYR	4,500,000	1,014,072
4.642% 11/7/33	MYR	4,250,000	990,643
4.696% 10/15/42	MYR	6,450,000	1,512,009
4.762% 4/7/37	MYR	13,000,000	3,047,687
TOTAL MALAYSIA			37,132,471
Mexico - 10.3%
United Mexican States:
5.75% 3/5/26	MXN	275,000,000	14,932,081
7.75% 11/23/34	MXN	91,000,000	4,902,350
7.75% 11/13/42	MXN	111,000,000	5,764,110
8% 9/5/24	MXN	49,500,000	2,860,658
8% 7/31/53	MXN	55,250,000	2,896,192
8.5% 5/31/29	MXN	205,250,000	11,843,847
TOTAL MEXICO			43,199,238
Peru - 2.3%
Peruvian Republic:
5.35% 8/12/40	PEN	2,250,000	518,990
5.4% 8/12/34(Reg. S)	PEN	4,850,000	1,181,416
5.94% 2/12/29	PEN	5,250,000	1,416,411
6.35% 8/12/28	PEN	9,900,000	2,734,001
6.9% 8/12/37	PEN	2,500,000	678,074
6.95% 8/12/31	PEN	11,500,000	3,206,953
TOTAL PERU			9,735,845
Philippines - 0.1%
Philippine Republic 6.25% 1/14/36	PHP	30,000,000	506,964
Poland - 4.7%
Polish Government:
1.25% 10/25/30	PLN	10,700,000	2,152,971
1.75% 4/25/32	PLN	20,750,000	4,102,116
2.5% 7/25/26	PLN	4,250,000	1,017,365
2.5% 7/25/27	PLN	17,500,000	4,107,002
2.75% 4/25/28	PLN	14,000,000	3,261,834
2.75% 10/25/29	PLN	7,000,000	1,589,092
6% 10/25/33	PLN	12,500,000	3,366,764
TOTAL POLAND			19,597,144
Romania - 4.8%
Romanian Republic:
3.65% 9/24/31	RON	24,250,000	4,526,659
4.25% 4/28/36	RON	2,500,000	459,836
4.75% 2/24/25	RON	21,050,000	4,607,090
4.75% 10/11/34	RON	7,750,000	1,516,753
5% 2/12/29	RON	30,950,000	6,506,238
5.8% 7/26/27	RON	7,500,000	1,644,877
6.7% 2/25/32	RON	3,750,000	852,482
TOTAL ROMANIA			20,113,935
South Africa - 8.2%
South African Republic:
6.25% 3/31/36	ZAR	93,000,000	3,337,940
7% 2/28/31	ZAR	94,750,000	4,337,712
8% 1/31/30	ZAR	259,000,000	13,025,795
8.25% 3/31/32	ZAR	17,750,000	847,302
8.75% 2/28/48	ZAR	145,250,000	5,845,013
8.875% 2/28/35	ZAR	155,500,000	7,172,149
TOTAL SOUTH AFRICA			34,565,911
Thailand - 4.9%
Kingdom of Thailand:
1.585% 12/17/35	THB	122,750,000	3,170,129
1.6% 6/17/35	THB	180,750,000	4,698,442
2% 12/17/31	THB	31,250,000	870,922
2% 6/17/42	THB	85,000,000	2,093,201
2.875% 6/17/46	THB	44,400,000	1,185,178
3.3% 6/17/38	THB	217,750,000	6,568,882
3.775% 6/25/32	THB	64,000,000	2,031,838
TOTAL THAILAND			20,618,592
Turkey - 0.9%
Turkish Republic:
10.5% 8/11/27	TRY	27,000,000	617,994
10.6% 2/11/26	TRY	26,000,000	606,575
12.6% 10/1/25	TRY	19,500,000	468,496
17.3% 7/19/28	TRY	35,500,000	970,358
17.8% 7/13/33	TRY	25,000,000	661,718
26.2% 10/5/33	TRY	17,500,000	614,040
TOTAL TURKEY			3,939,181
Uruguay - 0.7%
Uruguay Republic:
8.25% 5/21/31	UYU	31,500,000	750,458
8.5% 3/15/28 (Reg. S)	UYU	49,025,000	1,206,757
9.75% 7/20/33	UYU	34,298,120	889,309
TOTAL URUGUAY			2,846,524
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $350,064,591)			354,005,120

Supranational Obligations - 0.8%
		Principal Amount (a)	Value ($)
Asian Infrastructure Investment Bank 2.375% 2/10/25 (Reg. S)	PHP	57,900,000	1,006,326
Inter-American Development Bank:
5.1% 11/17/26	IDR	15,000,000,000	958,074
5.7% 11/12/24	INR	105,000,000	1,245,842
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $3,654,451)			3,210,242

Money Market Funds - 12.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (c) (Cost $51,362,343)	51,352,073	51,362,343

TOTAL INVESTMENT IN SECURITIES - 97.8% (Cost $407,042,247)	410,539,358
NET OTHER ASSETS (LIABILITIES) - 2.2%	9,318,758
NET ASSETS - 100.0%	419,858,116

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

USD	91,179	HUF	31,460,000	State Street Bank and Trust Co	1/02/24	493
BRL	5,832,000	USD	1,171,527	BNP Paribas S.A.	2/29/24	22,346
BRL	3,597,000	USD	738,604	State Street Bank and Trust Co	2/29/24	(2,259)
BRL	5,391,000	USD	1,102,003	State Street Bank and Trust Co	2/29/24	1,592
CLP	1,244,886,000	USD	1,425,905	State Street Bank and Trust Co	2/29/24	(17,646)
CNY	5,419,000	USD	766,424	Bank of America, N.A.	2/29/24	1,192
CNY	136,425,000	USD	19,305,880	Goldman Sachs Bank USA	2/29/24	19,086
CZK	9,171,000	USD	405,443	Bank of America, N.A.	2/29/24	3,962
CZK	19,652,000	USD	870,764	Goldman Sachs Bank USA	2/29/24	6,527
EGP	25,000,000	USD	647,668	Citibank, N. A.	2/29/24	(58,900)
EUR	960,000	USD	1,035,194	Canadian Imperial Bk. of Comm.	2/29/24	27,030
EUR	955,000	USD	1,053,623	Canadian Imperial Bk. of Comm.	2/29/24	3,069
EUR	3,792,000	USD	4,106,016	Goldman Sachs Bank USA	2/29/24	89,770
HUF	806,169,000	USD	2,272,850	BNP Paribas S.A.	2/29/24	34,792
HUF	272,797,000	USD	774,088	JPMorgan Chase Bank, N.A.	2/29/24	6,787
IDR	18,213,800,000	USD	1,179,650	Bank of America, N.A.	2/29/24	2,516
IDR	81,709,200,000	USD	5,266,804	State Street Bank and Trust Co	2/29/24	36,531
INR	414,774,000	USD	4,963,787	BNP Paribas S.A.	2/29/24	10,642
KRW	1,334,300,000	USD	1,018,705	BNP Paribas S.A.	2/29/24	15,248
KRW	2,676,900,000	USD	2,046,247	Bank of America, N.A.	2/29/24	28,091
KRW	1,355,700,000	USD	1,035,123	Goldman Sachs Bank USA	2/29/24	15,413
MXN	17,515,000	USD	998,241	Canadian Imperial Bk. of Comm.	2/29/24	23,557
MXN	14,716,000	USD	840,207	JPMorgan Chase Bank, N.A.	2/29/24	18,302
MYR	9,184,000	USD	1,983,328	Goldman Sachs Bank USA	2/29/24	23,080
PEN	3,183,000	USD	848,415	State Street Bank and Trust Co	2/29/24	10,463
PHP	72,086,000	USD	1,304,252	Bank of America, N.A.	2/29/24	(2,720)
PLN	30,896,000	USD	7,684,978	Goldman Sachs Bank USA	2/29/24	161,291
PLN	2,418,000	USD	615,667	Goldman Sachs Bank USA	2/29/24	(1,598)
PLN	4,905,000	USD	1,223,961	HSBC Bank	2/29/24	21,700
RON	9,202,000	USD	2,002,500	BNP Paribas S.A.	2/29/24	37,962
RON	2,857,000	USD	620,109	JPMorgan Chase Bank, N.A.	2/29/24	13,405
THB	536,884,000	USD	15,330,782	JPMorgan Chase Bank, N.A.	2/29/24	461,213
THB	42,811,000	USD	1,224,921	JPMorgan Chase Bank, N.A.	2/29/24	34,329
TRY	33,303,000	USD	1,077,854	Bank of America, N.A.	2/29/24	(7,029)
TRY	152,749,000	USD	4,936,945	JPMorgan Chase Bank, N.A.	2/29/24	(25,451)
USD	2,260,560	BRL	11,223,000	State Street Bank and Trust Co	2/29/24	(36,909)
USD	1,089,746	CLP	942,194,000	State Street Bank and Trust Co	2/29/24	23,903
USD	1,000,299	COP	4,008,200,000	Citibank, N. A.	2/29/24	(22,140)
USD	1,261,480	COP	4,945,000,000	State Street Bank and Trust Co	2/29/24	74
USD	330,982	COP	1,346,800,000	State Street Bank and Trust Co	2/29/24	(12,569)
USD	1,058,175	CZK	24,102,000	Citibank, N. A.	2/29/24	(17,770)
USD	6,199,297	EUR	5,707,000	State Street Bank and Trust Co	2/29/24	(115,404)
USD	1,982,272	HUF	707,255,000	Goldman Sachs Bank USA	2/29/24	(42,230)
USD	1,034,231	HUF	371,711,000	Goldman Sachs Bank USA	2/29/24	(29,784)
USD	2,053,782	KRW	2,676,900,000	State Street Bank and Trust Co	2/29/24	(20,555)
USD	2,074,977	KRW	2,690,000,000	State Street Bank and Trust Co	2/29/24	(9,512)
USD	1,157,197	MXN	20,249,000	JPMorgan Chase Bank, N.A.	2/29/24	(24,098)
USD	835,191	MXN	14,716,000	Royal Bank of Canada	2/29/24	(23,318)
USD	840,507	PEN	3,183,000	Bank of America, N.A.	2/29/24	(18,372)
USD	1,302,320	PHP	72,086,000	BNP Paribas S.A.	2/29/24	788
USD	1,190,962	THB	40,850,000	JPMorgan Chase Bank, N.A.	2/29/24	(10,607)
USD	1,125,950	TRY	35,101,000	Goldman Sachs Bank USA	2/29/24	(2,688)
USD	1,379,108	ZAR	25,403,000	State Street Bank and Trust Co	2/29/24	(2,701)
ZAR	25,403,000	USD	1,338,615	Goldman Sachs Bank USA	2/29/24	43,194

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						694,088
Unrealized Appreciation						1,198,348
Unrealized Depreciation						(504,260)

For the period, the average contract value for forward foreign currency contracts was $200,818,966. Contract value represents contract amount in United States dollars plus or minus unrealized appreciation or depreciation, respectively.

Currency Abbreviations
BRL	-	Brazilian real
CLP	-	Chilean peso
CNY	-	Chinese yuan
COP	-	Colombian peso
CZK	-	Czech koruna
DOP	-	Dominican Republic peso
EGP	-	Egyptian pound
EUR	-	European Monetary Unit
HUF	-	Hungarian forint
IDR	-	Indonesian rupiah
INR	-	Indian rupee
KRW	-	Korean won
KZT	-	Kazakhstan tenge
MXN	-	Mexican peso
MYR	-	Malaysian ringgit
PEN	-	Peruvian new sol
PHP	-	Philippine peso
PLN	-	Polish zloty
RON	-	Romanian leu (new)
THB	-	Thai baht
TRY	-	Turkish Lira
USD	-	U.S. dollar
UYU	-	Uruguay peso
ZAR	-	South African rand

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,707,791 or 1.1% of net assets.

(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	52,392,505	223,193,175	224,223,337	2,349,680	-	-	51,362,343	0.1%
Total	52,392,505	223,193,175	224,223,337	2,349,680	-	-	51,362,343

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.
Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Government and Government Agency Obligations	1,961,653	-	1,961,653	-

Foreign Government and Government Agency Obligations	354,005,120	-	354,005,120	-

Supranational Obligations	3,210,242	-	3,210,242	-

Money Market Funds	51,362,343	51,362,343	-	-
Total Investments in Securities:	410,539,358	51,362,343	359,177,015	-
Derivative Instruments: Assets
Forward Foreign Currency Contracts	1,198,348	-	1,198,348	-
Total Assets	1,198,348	-	1,198,348	-
Liabilities
Forward Foreign Currency Contracts	(504,260)	-	(504,260)	-
Total Liabilities	(504,260)	-	(504,260)	-
Total Derivative Instruments:	694,088	-	694,088	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Foreign Exchange Risk
Forward Foreign Currency Contracts (a)	1,198,348	(504,260)
Total Foreign Exchange Risk	1,198,348	(504,260)
Total Value of Derivatives	1,198,348	(504,260)

(a)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.

Fidelity® Series Emerging Markets Debt Local Currency Fund
Financial Statements
Statement of Assets and Liabilities
		December 31, 2023

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $355,679,904)	$359,177,015
Fidelity Central Funds (cost $51,362,343)	51,362,343

Total Investment in Securities (cost $407,042,247)		$410,539,358
Foreign currency held at value (cost $1,845,984)		1,787,362
Unrealized appreciation on forward foreign currency contracts		1,198,348
Receivable for fund shares sold		331,916
Dividends receivable		752
Reclaims receivable		355,372
Interest receivable		6,722,170
Distributions receivable from Fidelity Central Funds		226,371
Receivable from investment adviser for expense reductions		3,943
Total assets		421,165,592
Liabilities
Unrealized depreciation on forward foreign currency contracts	$504,260
Payable for fund shares redeemed	775,163
Other payables and accrued expenses	28,053
Total Liabilities		1,307,476
Net Assets		$419,858,116
Net Assets consist of:
Paid in capital		$459,018,910
Total accumulated earnings (loss)		(39,160,794)
Net Assets		$419,858,116
Net Asset Value, offering price and redemption price per share ($419,858,116 ÷ 44,812,897 shares)		$9.37
Statement of Operations
		Year ended December 31, 2023
Investment Income
Foreign Tax Reclaims		$328,186
Interest		23,482,942
Income from Fidelity Central Funds		2,349,680
Income before foreign taxes withheld		$26,160,808
Less foreign taxes withheld		(248,435)
Total Income		25,912,373
Expenses
Custodian fees and expenses	$69,029
Independent trustees' fees and expenses	2,447
Total expenses before reductions	71,476
Expense reductions	(65,358)
Total expenses after reductions		6,118
Net Investment income (loss)		25,906,255
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $42,080)	(13,873,910)
Forward foreign currency contracts	2,405,711
Foreign currency transactions	208,696
Total net realized gain (loss)		(11,259,503)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	38,899,576
Forward foreign currency contracts	(2,623,163)
Assets and liabilities in foreign currencies	71,955
Total change in net unrealized appreciation (depreciation)		36,348,368
Net gain (loss)		25,088,865
Net increase (decrease) in net assets resulting from operations		$50,995,120
Statement of Changes in Net Assets

	Year ended December 31, 2023	Year ended December 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$25,906,255	$20,925,997
Net realized gain (loss)	(11,259,503)	(52,168,810)
Change in net unrealized appreciation (depreciation)	36,348,368	(6,006,477)
Net increase (decrease) in net assets resulting from operations	50,995,120	(37,249,290)
Distributions to shareholders	(20,583,115)	-

Share transactions
Proceeds from sales of shares	37,776,245	38,013,375
Reinvestment of distributions	20,583,115	-
Cost of shares redeemed	(52,206,073)	(100,779,866)

Net increase (decrease) in net assets resulting from share transactions	6,153,287	(62,766,491)
Total increase (decrease) in net assets	36,565,292	(100,015,781)

Net Assets
Beginning of period	383,292,824	483,308,605
End of period	$419,858,116	$383,292,824

Other Information
Shares
Sold	4,107,915	4,444,382
Issued in reinvestment of distributions	2,259,402	-
Redeemed	(5,684,286)	(11,553,598)
Net increase (decrease)	683,031	(7,109,216)

Financial Highlights
Fidelity® Series Emerging Markets Debt Local Currency Fund

Years ended December 31,	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$8.69	$9.43	$10.81	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.598	.445	.439	.067
Net realized and unrealized gain (loss)	.564	(1.185)	(1.358)	.806
Total from investment operations	1.162	(.740)	(.919)	.873
Distributions from net investment income	(.482)	-	(.456)	(.063)
Distributions from net realized gain	-	-	(.005)	-
Total distributions	(.482)	-	(.461)	(.063)
Net asset value, end of period	$9.37	$8.69	$9.43	$10.81
Total Return D,E	13.53%	(7.85)%	(8.56)%	8.74%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.02%	.02%	.03%	.04% H
Expenses net of fee waivers, if any I	-%	-%	-%	-% H
Expenses net of all reductions I	-%	-%	-%	-% H
Net investment income (loss)	6.51%	5.17%	4.31%	3.69% H
Supplemental Data
Net assets, end of period (000 omitted)	$419,858	$383,293	$483,309	$492,748
Portfolio turnover rate J	71%	53%	65%	17% K

AFor the period October 30, 2020 (commencement of operations) through December 31, 2020.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount represents less than .005%.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KAmount not annualized.

Notes to Financial Statements
For the period ended December 31, 2023

1. Organization.
Fidelity Series Emerging Markets Debt Fund and Fidelity Series Emerging Markets Debt Local Currency Fund (the Funds) are funds of Fidelity Hastings Street Trust (the Trust). Fidelity Series Emerging Markets Debt Local Currency Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Shares of the Funds are only available for purchase by mutual funds for which Fidelity Management & Research Company LLC (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Investments in emerging markets, if applicable, can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities, supranational obligations and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fidelity Series Emerging Markets Debt Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price or official closing price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2023 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2023, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Fidelity Series Emerging Markets Debt Local Currency Fund is subject to a tax imposed on capital gains by certain countries in which it invest.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, market discount, contingent interest, capital loss carryforwards, losses deferred due to wash sales, futures contracts and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Series Emerging Markets Debt Fund	$1,399,994,161	$40,971,692	$(178,881,369)	$(137,909,677)
Fidelity Series Emerging Markets Debt Local Currency Fund	408,574,302	12,179,973	(22,751,199)	(10,571,226)

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Capital loss carryforward	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Series Emerging Markets Debt Fund	$-	$(218,272,965)	$(137,902,915)
Fidelity Series Emerging Markets Debt Local Currency Fund	8,418,546	(37,087,243)	(10,492,096)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term	Long-term	Total capital loss carryforward
Fidelity Series Emerging Markets Debt Fund	$(27,514,418)	$(190,758,547)	$(218,272,965)
Fidelity Series Emerging Markets Debt Local Currency Fund	(12,250,181)	(24,837,062)	(37,087,243)

The tax character of distributions paid was as follows:

December 31, 2023
Ordinary Income
Fidelity Series Emerging Markets Debt Fund	$75,296,697
Fidelity Series Emerging Markets Debt Local Currency Fund	20,583,115

December 31, 2022
Ordinary Income
Fidelity Series Emerging Markets Debt Fund	$66,732,572

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period unless an average contract value is presented.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Emerging Markets Debt Fund	234,997,215	249,379,937
Fidelity Series Emerging Markets Debt Local Currency Fund	241,329,669	243,783,202

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds do not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Funds, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Other. During the period, the investment adviser reimbursed the Funds for certain losses as follows:

Amount ($)
Fidelity Series Emerging Markets Debt Local Currency Fund	3,255

Subsequent Event - Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited will be amended to provide that the investment adviser will pay each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Expense Reductions.
The investment adviser contractually agreed to reimburse each Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2027. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

	Expense Limitations	Reimbursement
Fidelity Series Emerging Markets Debt Fund	.003%	$ 240,490
Fidelity Series Emerging Markets Debt Local Currency Fund	.003%	$ 57,094

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Series Emerging Markets Debt Fund	$ 4,628
Fidelity Series Emerging Markets Debt Local Currency Fund	8,264

9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Funds.
10. Credit Risk.
The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Hastings Street Trust and Shareholders of Fidelity Series Emerging Markets Debt Fund and Fidelity Series Emerging Markets Debt Local Currency Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Fidelity Series Emerging Markets Debt Fund and Fidelity Series Emerging Markets Debt Local Currency Fund (two of the funds constituting Fidelity Hastings Street Trust, hereafter collectively referred to as the "Funds") as of December 31, 2023, the related statements of operations for the year ended December 31, 2023, the statements of changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2023 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 14, 2024
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for Vijay Advani, each of the Trustees oversees 322 funds. Mr. Advani oversees 215 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.
Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.
Board Structure and Oversight Function. Robert A. Lawrence is an interested person and currently serves as Chair. The Trustees have determined that an interested Chair is appropriate and benefits shareholders because an interested Chair has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chair, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chair and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. David M. Thomas serves as Lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's alternative investment, investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the funds' Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Bettina Doulton (1964)
Year of Election or Appointment: 2020
Trustee
Ms. Doulton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Doulton served in a variety of positions at Fidelity Investments, including as a managing director of research (2006-2007), portfolio manager to certain Fidelity® funds (1993-2005), equity analyst and portfolio assistant (1990-1993), and research assistant (1987-1990). Ms. Doulton currently owns and operates Phi Builders + Architects and Cellardoor Winery. Previously, Ms. Doulton served as a member of the Board of Brown Capital Management, LLC (2014-2018).
Robert A. Lawrence (1952)
Year of Election or Appointment: 2020
Trustee
Chair of the Board of Trustees
Mr. Lawrence also serves as Trustee of other funds. Previously, Mr. Lawrence served as a Trustee and Member of the Advisory Board of certain funds. Prior to his retirement in 2008, Mr. Lawrence served as Vice President of certain Fidelity® funds (2006-2008), Senior Vice President, Head of High Income Division of Fidelity Management & Research Company (investment adviser firm, 2006-2008), and President of Fidelity Strategic Investments (investment adviser firm, 2002-2005).
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Vijay C. Advani (1960)
Year of Election or Appointment: 2023
Trustee
Mr. Advani also serves as Trustee or Member of the Advisory Board of other funds. Previously, Mr. Advani served as Executive Chairman (2020-2022), Chief Executive Officer (2017-2020) and Chief Operating Officer (2016-2017) of Nuveen (global investment manager). He also served in various capacities at Franklin Resources (global investment manager), including Co-President (2015-2016), Executive Vice President, Global Advisory Services (2008-2015), Head of Global Retail Distribution (2005-2008), Executive Managing Director, International Retail Development (2002-2005), Managing Director, Product Developments, Sales & Marketing, Asia, Eastern Europe and Africa (2000-2002) and President, Templeton Asset Management India (1995-2000). Mr. Advani also served as Senior Investment Officer of International Finance Corporation (private equity and venture capital arm of The World Bank, 1984-1995). Mr. Advani is Chairman Emeritus of the U.S. India Business Council (2018-present), a Director of The Global Impact Investing Network (2019-present), a Director of LOK Capital (Mauritius) (2022-present), a member of the Advisory Council of LOK Capital (2022-present), a Senior Advisor of Neuberger Berman (2021-present), a Senior Advisor of Seviora Holdings Pte. Ltd (Temasek-Singapore) (2021-present), a Director of Seviora Capital (Singapore) (2021-present) and an Advisor of EQUIAM (2021-present). Mr. Advani formerly served as a member of the Board of BowX Acquisition Corp. (special purpose acquisition company, 2020-2021), a member of the Board of Intellecap (advisory arm of The Aavishkaar Group, 2018-2020), a member of the Board of Nuveen Investments, Inc. (2017-2020) and a member of the Board of Docusign (software, 2016-2019).
Thomas P. Bostick (1956)
Year of Election or Appointment: 2021
Trustee
Lieutenant General Bostick also serves as Trustee of other Fidelity® funds. Prior to his retirement, General Bostick (United States Army, Retired) held a variety of positions within the U.S. Army, including Commanding General and Chief of Engineers, U.S. Army Corps of Engineers (2012-2016) and Deputy Chief of Staff and Director of Human Resources, U.S. Army (2009-2012). General Bostick currently serves as a member of the Board and Finance and Governance & Sustainability Committees of CSX Corporation (transportation, 2020-present) and a member of the Board and Corporate Governance and Nominating Committee of Perma-Fix Environmental Services, Inc. (nuclear waste management, 2020-present). General Bostick serves as Chief Executive Officer of Bostick Global Strategies, LLC (consulting, 2016-present), as a member of the Board of HireVue, Inc. (video interview and assessment, 2020-present), as a member of the Board of Allonnia (biotechnology and engineering solutions, 2022-present) and on the Advisory Board of Solugen, Inc. (specialty bio-based chemicals manufacturer, 2022-present). Previously, General Bostick served as a Member of the Advisory Board of certain Fidelity® funds (2021), President, Intrexon Bioengineering (2018-2020) and Chief Operating Officer (2017-2020) and Senior Vice President of the Environment Sector (2016-2017) of Intrexon Corporation (biopharmaceutical company).
Donald F. Donahue (1950)
Year of Election or Appointment: 2018
Trustee
Mr. Donahue also serves as Trustee of other Fidelity® funds. Mr. Donahue serves as President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006) and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue currently serves as a member (2007-present) and Co-Chairman (2016-present) of the Board of United Way of New York. Mr. Donahue previously served as a member of the Advisory Board of certain Fidelity® funds (2015-2018) and as a member of the Board of The Leadership Academy (previously NYC Leadership Academy) (2012-2022).
Vicki L. Fuller (1957)
Year of Election or Appointment: 2020
Trustee
Ms. Fuller also serves as Trustee of other Fidelity® funds. Previously, Ms. Fuller served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006). Ms. Fuller currently serves as a member of the Board, Audit Committee and Nominating and Governance Committee of two Blackstone business development companies (2020-present), as a member of the Board of Treliant, LLC (consulting, 2019-present), as a member of the Board of Ariel Alternatives, LLC (private equity, 2022-present) and as a member of the Board and Chair of the Audit Committee of Gusto, Inc. (software, 2021-present). In addition, Ms. Fuller currently serves as a member of the Board of Roosevelt University (2019-present) and as a member of the Executive Board of New York University's Stern School of Business. Ms. Fuller previously served as a member of the Board, Audit Committee and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-2021).
Patricia L. Kampling (1959)
Year of Election or Appointment: 2020
Trustee
Ms. Kampling also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Kampling served as Chairman of the Board and Chief Executive Officer (2012-2019), President and Chief Operating Officer (2011-2012) and Executive Vice President and Chief Financial Officer (2010-2011) of Alliant Energy Corporation. Ms. Kampling currently serves as a member of the Board, Finance Committee and Governance, Compensation and Nominating Committee of Xcel Energy Inc. (utilities company, 2020-present) and as a member of the Board, Audit, Finance and Risk Committee and Safety, Environmental, Technology and Operations Committee and Chair of the Executive Development and Compensation Committee of American Water Works Company, Inc. (utilities company, 2019-present). In addition, Ms. Kampling currently serves as a member of the Board of the Nature Conservancy, Wisconsin Chapter (2019-present). Previously, Ms. Kampling served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board, Compensation Committee and Executive Committee and Chair of the Audit Committee of Briggs & Stratton Corporation (manufacturing, 2011-2021), a member of the Board of Interstate Power and Light Company (2012-2019) and Wisconsin Power and Light Company (2012-2019) (each a subsidiary of Alliant Energy Corporation) and as a member of the Board and Workforce Development Committee of the Business Roundtable (2018-2019).
Thomas A. Kennedy (1955)
Year of Election or Appointment: 2021
Trustee
Mr. Kennedy also serves as Trustee of other Fidelity® funds. Previously, Mr. Kennedy served as a Member of the Advisory Board of certain Fidelity® funds (2020) and held a variety of positions at Raytheon Company (aerospace and defense, 1983-2020), including Chairman and Chief Executive Officer (2014-2020) and Executive Vice President and Chief Operating Officer (2013-2014). Mr. Kennedy served as Executive Chairman of the Board of Directors of Raytheon Technologies Corporation (aerospace and defense, 2020-2021). Mr. Kennedy serves as a Director of the Board of Directors of Textron Inc. (aerospace and defense, 2023-present).
Oscar Munoz (1959)
Year of Election or Appointment: 2021
Trustee
Mr. Munoz also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Munoz served as Executive Chairman (2020-2021), Chief Executive Officer (2015-2020), President (2015-2016) and a member of the Board (2010-2021) of United Airlines Holdings, Inc. Mr. Munoz currently serves as a member of the Board of CBRE Group, Inc. (commercial real estate, 2020-present), a member of the Board of Univision Communications, Inc. (Hispanic media, 2020-present), a member of the Board of Archer Aviation Inc. (2021-present), a member of the Defense Business Board of the United States Department of Defense (2021-present) and a member of the Board of Salesforce.com, Inc. (cloud-based software, 2022-present). Previously, Mr. Munoz served as a Member of the Advisory Board of certain Fidelity® funds (2021).
David M. Thomas (1949)
Year of Election or Appointment: 2008
Trustee
Lead Independent Trustee
Mr. Thomas also serves as Trustee of other Fidelity® funds. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). Mr. Thomas currently serves as a member of the Board of Fortune Brands Home and Security (home and security products, 2004-present) and as Director (2013-present) and Non-Executive Chairman of the Board (2022-present) of Interpublic Group of Companies, Inc. (marketing communication).
Susan Tomasky (1953)
Year of Election or Appointment: 2020
Trustee
Ms. Tomasky also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Tomasky served in various executive officer positions at American Electric Power Company, Inc. (1998-2011), including most recently as President of AEP Transmission (2007-2011). Ms. Tomasky currently serves as a member of the Board and Sustainability Committee and as Chair of the Audit Committee of Marathon Petroleum Corporation (2018-present) and as a member of the Board, Executive Committee, Corporate Governance Committee and Organization and Compensation Committee and as Lead Director of the Board of Public Service Enterprise Group, Inc. (utilities company, 2012-present) and as a member of the Board of its subsidiary company, Public Service Electric and Gas Co. (2021-present). In addition, Ms. Tomasky currently serves as a member (2009-present) and President (2020-present) of the Board of the Royal Shakespeare Company - America (2009-present), as a member of the Board of the Columbus Association for the Performing Arts (2011-present) and as a member of the Board and Kenyon in the World Committee of Kenyon College (2016-present). Previously, Ms. Tomasky served as a Member of the Advisory Board of certain Fidelity® funds (2020), as a member of the Board of the Columbus Regional Airport Authority (2007-2020), as a member of the Board (2011-2018) and Lead Independent Director (2015-2018) of Andeavor Corporation (previously Tesoro Corporation) (independent oil refiner and marketer) and as a member of the Board of Summit Midstream Partners LP (energy, 2012-2018).
Michael E. Wiley (1950)
Year of Election or Appointment: 2018
Trustee
Mr. Wiley also serves as Trustee of other Fidelity® funds. Previously, Mr. Wiley served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chairman, President and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004). Mr. Wiley also previously served as a member of the Board of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a member of the Board of Andeavor Logistics LP (natural resources logistics, 2015-2018) and a member of the Board of High Point Resources (exploration and production, 2005-2020).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003
Member of the Advisory Board
Mr. Lynch also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).
Karen B. Peetz (1955)
Year of Election or Appointment: 2023
Member of the Advisory Board
Ms. Peetz also serves as a Member of the Advisory Board of other funds. Previously, Ms. Peetz served as Chief Administration Officer (2020-2023) of Citigroup Inc. (a diversified financial service company). She also served in various capacities at Bank of New York Mellon Corporation, including President (2013-2016), Vice Chairman, Senior Executive Vice President and Chief Executive Officer of Financial Markets & Treasury Services (2010-2013), Senior Executive Vice President and Chief Executive Officer of Global Corporate Trust (2003-2008), Senior Vice President and Division Manager of Global Payments & Trade Services (2002-2003) and Senior Vice President and Division Manager of Domestic Corporate Trust (1998-2002). Ms. Peetz also served in various capacities at Chase Manhattan Corporation (1982-1998), including Senior Vice President and Manager of Corporate Trust International Business (1996-1998), Managing Director and Manager of Corporate Trust Services (1994-1996) and Managing Director and Group Manager of Financial Institution Sales (1990-1993). Ms. Peetz currently serves as Chair of Amherst Holdings Advisory Council (2018-present), Trustee of Johns Hopkins University (2016-present), Chair of the Carey Business School Advisory Council, Member of the Johns Hopkins Medicine Board and Finance Committee and Chair of the Lyme and Tick Related Disease Institute Advisory Council. Ms. Peetz previously served as a member of the Board of Guardian Life Insurance Company of America (2019-2023), a member of the Board of Trane Technologies (2018-2022), a member of the Board of Wells Fargo Corp. (2017-2019), a member of the Board of SunCoke Energy Inc. (2012-2016), a member of the Board of Private Export Funding Corporation (2010-2016) and as a Trustee of Penn State University (2010-2014) and the United Way of New York City (2008-2010).
Heather Bonner (1977)
Year of Election or Appointment: 2023
Assistant Treasurer
Ms. Bonner also serves as an officer of other funds. Ms. Bonner is a Senior Vice President (2022-present) and is an employee of Fidelity Investments (2022-present). Ms. Bonner serves as Vice President, Treasurer, or Assistant Treasurer of certain Fidelity entities. Prior to joining Fidelity, Ms. Bonner served as Managing Director at AQR Capital Management (2013-2022) and was the Treasurer and Principal Financial Officer of the AQR Funds (2013-2022).
Craig S. Brown (1977)
Year of Election or Appointment: 2022
Deputy Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown is a Vice President (2015-present) and is an employee of Fidelity Investments. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke is Head of Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments. Mr. Burke serves as President, Executive Vice President, or Director of certain Fidelity entities. Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
Margaret Carey (1973)
Year of Election or Appointment: 2023
Secretary and Chief Legal Officer (CLO)
Ms. Carey also serves as an officer of other funds and as CLO of certain Fidelity entities. Ms. Carey is a Senior Vice President, Deputy General Counsel (2019-present) and is an employee of Fidelity Investments.
William C. Coffey (1969)
Year of Election or Appointment: 2019
Assistant Secretary
Mr. Coffey also serves as Assistant Secretary of other funds. Mr. Coffey is a Senior Vice President, Deputy General Counsel (2010-present) and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, or Senior Vice President of certain Fidelity entities and Assistant Secretary of certain funds (2009-2018).
Timothy M. Cohen (1969)
Year of Election or Appointment: 2018
Vice President
Mr. Cohen also serves as Vice President of other funds. Mr. Cohen is Co-Head of Equity (2018-present) and is an employee of Fidelity Investments. Mr. Cohen serves as Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). Previously, Mr. Cohen served as Executive Vice President of Fidelity SelectCo, LLC (2019) and Head of Global Equity Research (2016-2018).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis is a Vice President (2006-present) and is an employee of Fidelity Investments. Mr. Davis serves as Assistant Treasurer of certain Fidelity entities.
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
Assistant Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is a Senior Vice President (2017-present) and is an employee of Fidelity Investments. Ms. Del Prato serves as Vice President or Assistant Treasurer of certain Fidelity entities. Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020).
Colm A. Hogan (1973)
Year of Election or Appointment: 2020
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan is a Vice President (2016-present) and is an employee of Fidelity Investments. Mr. Hogan serves as Assistant Treasurer of certain Fidelity entities. Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).
Pamela R. Holding (1964)
Year of Election or Appointment: 2018
Vice President
Ms. Holding also serves as Vice President of other funds. Ms. Holding is Co-Head of Equity (2018-present) and is an employee of Fidelity Investments. Previously, Ms. Holding served as Executive Vice President of Fidelity SelectCo, LLC (2019) and as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).
Chris Maher (1972)
Year of Election or Appointment: 2020
Deputy Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher is a Vice President (2008-present) and is an employee of Fidelity Investments. Mr. Maher serves as Assistant Treasurer of certain Fidelity entities. Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020).
Jason P. Pogorelec (1975)
Year of Election or Appointment: 2020
Chief Compliance Officer
Mr. Pogorelec also serves as Chief Compliance Officer of other funds. Mr. Pogorelec is a Senior Vice President of Asset Management Compliance (2020-present) and is an employee of Fidelity Investments. Mr. Pogorelec serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2023-present) and Ballyrock Investment Advisors LLC (2023-present). Previously, Mr. Pogorelec served as a Vice President, Associate General Counsel for Fidelity Investments (2010-2020) and Assistant Secretary of certain Fidelity® funds (2015-2020).
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as AML Officer of other funds. Mr. Segaloff is a Vice President (2022-present) and is an employee of Fidelity Investments. Mr. Segaloff serves as Anti Money Laundering Compliance Officer or Anti Money Laundering/Bank Secrecy Act Compliance Officer of certain Fidelity entities.
Stacie M. Smith (1974)
Year of Election or Appointment: 2016
President and Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith is a Senior Vice President (2016-present) and is an employee of Fidelity Investments. Ms. Smith serves as Assistant Treasurer of certain Fidelity entities and has served in other fund officer roles.
Jim Wegmann (1979)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann is a Vice President (2016-present) and is an employee of Fidelity Investments. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2023 to December 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value July 1, 2023	Ending Account Value December 31, 2023	Expenses Paid During Period- C July 1, 2023 to December 31, 2023

Fidelity® Series Emerging Markets Debt Fund	.01%
Actual		$ 1,000	$ 1,083.00	$ .05
Hypothetical-B		$ 1,000	$ 1,025.16	$ .05

Fidelity® Series Emerging Markets Debt Local Currency Fund	-%-D
Actual		$ 1,000	$ 1,049.50	$-E
Hypothetical-B		$ 1,000	$ 1,025.21	$-E

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
D   Amount represents less than .005%.

E   Amount represents less than $.005.

Distributions (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.
A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fidelity Series Emerging Markets Debt Fund	2.55%
Fidelity Series Emerging Markets Debt Local Currency Fund	0.61%

The funds hereby designate the amounts noted below as distributions paid during the fiscal year ended 2023 as qualifying to be taxed as section 163(j) interest dividends:

Fidelity Series Emerging Markets Debt Fund	$75,052,906
Fidelity Series Emerging Markets Debt Local Currency Fund	$20,583,150

The funds will notify shareholders in January 2024 of amounts for use in preparing 2023 income tax returns.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Series Emerging Markets Debt FundFidelity Series Emerging Markets Debt Local Currency Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of each fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its July 2023 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for each fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and the fact that no fee is payable under the management contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the funds, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of each fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered each fund's securities lending activities and any payments made to Fidelity relating to securities lending.
Investment Performance. The Board reviewed each fund's absolute investment performance, as well as each fund's relative investment performance. The Board did not consider performance to be a material factor in its decision to renew each fund's Advisory Contracts, as the funds are not publicly offered as a stand-alone investment product. In this regard, the Board noted that each fund is designed to offer an investment option for other investment companies, 529 plans, and collective investment trusts managed by Fidelity and ultimately to enhance the performance of those investment companies, 529 plans, and collective investment trusts.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that each fund does not pay FMR a management fee for investment advisory services, but that FMR receives fees for providing services to funds that invest in each fund. The Board noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that each fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.
The Board further considered that FMR has contractually agreed to reimburse each fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.003% through April 30, 2026.
Based on its review, the Board considered that each fund does not pay a management fee and concluded that the total expense ratio of each fund was reasonable in light of the services that each fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the renewal of the Advisory Contracts because each fund pays no advisory fees and FMR bears all expenses of each fund with certain exceptions.
Economies of Scale. The Board concluded that because each fund pays no advisory fees and FMR bears all expenses of each fund with certain exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew each fund's Advisory Contract.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees and competitor use of performance fees; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that each fund's Advisory Contracts should be renewed through July 31, 2024.

1.924250.112
SED-ANN-0224

Item 2.

Code of Ethics

As of the end of the period, December 31, 2023, Fidelity Hastings Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Donald F. Donahue is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Donahue is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Series Emerging Markets Debt Fund and Fidelity Series Emerging Markets Debt Local Currency Fund (the “Funds”):

Services Billed by PwC

December 31, 2023 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Series Emerging Markets Debt Fund	$53,400	$4,400	$10,300	$1,500
Fidelity Series Emerging Markets Debt Local Currency Fund	$52,500	$4,400	$9,800	$1,500

December 31, 2022 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Series Emerging Markets Debt Fund	$50,300	$4,400	$9,300	$1,500
Fidelity Series Emerging Markets Debt Local Currency Fund	$49,900	$4,400	$9,300	$1,500

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by PwC

	December 31, 2023A	December 31, 2022A
Audit-Related Fees	$8,284,200	$7,914,600
Tax Fees	$1,000	$1,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	December 31, 2023A	December 31, 2022A
PwC	$13,619,700	$12,913,400

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its(their) audit of the Fund(s), taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hastings Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	February 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	February 22, 2024

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	February 22, 2024